UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2922

Waddell & Reed Advisors Cash Management, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas           66202
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(Address of principal executive offices)                 (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF CASH MANAGEMENT

December 31, 2004

CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificate of Deposit - 2.47%
Banks
Citibank, N.A.,
2.305%, 2-23-05	$16,200	$16,200,000

Commercial Paper
Banks - 1.42%
Royal Bank of Scotland PLC,
2.02%, 1-19-05	9,350	9,340,557

Beverages - 0.33%
Diageo Capital plc,
2.32%, 1-13-05	2,200	2,198,299

Finance Companies - 3.83%
Sony Global Treasury Services PLC
(Sony Corporation):
2.22%, 1-13-05	15,150	15,138,789
2.24%, 1-13-05	4,500	4,496,640
2.35%, 1-13-05	5,448	5,443,732
		25,079,161

Food and Related - 3.13%
Golden Peanut Co.:
2.27%, 2-7-05	3,168	3,160,609
2.31%, 2-16-05	5,000	4,985,242
2.41%, 3-2-05	4,700	4,681,122
2.41%, 3-7-05	7,700	7,666,494
		20,493,467

Multiple Industry - 2.57%
General Electric Capital Corporation,
2.615%, 3-15-05	11,850	11,854,047
General Electric Capital Services Inc.,
2.27%, 1-12-05	5,000	4,996,532
		16,850,579

Security and Commodity Brokers - 0.11%
UBS Finance Delaware LLC,
2.38%, 1-5-05	700	699,815

Total Commercial Paper - 11.39%		74,661,878

Commercial Paper (backed by irrevocable bank letter of credit) - 2.91%
Finance Companies
River Fuel Co. No. 2 Inc. (The Bank of New York):
2.33%, 1-13-05	5,000	4,996,117
2.36%, 1-13-05	632	631,503
Vehicle Services of America Ltd.
(Bank of America, N.A.),
2.35%, 2-14-05	13,500	13,461,225
		19,088,845
Notes
Banks - 7.61%
Bank of America Corporation,
2.49%, 2-14-05	10,000	10,008,110
Bayerische Landesbank Girozentrale,
2.3675%, 1-31-05	4,000	3,999,847
NationsBanc Corp.,
6.875%, 2-15-05	7,500	7,549,573
U.S. Bancorp,
4.75%, 6-30-05	11,980	12,123,612
Wells Fargo & Company:
2.3725%, 1-18-05	8,200	8,200,000
2.31%, 2-2-05	8,000	8,000,000
		49,881,142

Business Equipment and Services - 1.39%
Berkeley Hills Country Club, Inc. (Wachovia Bank, N.A.),
2.49%, 1-6-05	7,970	7,970,000
Playworld Systems Incorporated (Wachovia Bank, N.A.),
2.49%, 1-5-05	1,120	1,120,000
		9,090,000

Computers - Main and Mini - 2.84%
International Business Machines Corporation,
2.32%, 1-10-05	18,650	18,650,000

Electrical Equipment - 1.56%
Emerson Electric Co.,
7.875%, 6-1-05	10,000	10,235,995

Food and Related - 2.20%
Butter Krust Baking Company, Inc. (Wachovia Bank, N.A.),
2.52%, 1-6-05	2,275	2,275,000
Cheney Bros, Inc. (Wachovia Bank, N.A.),
2.49, 1-6-05	3,100	3,100,000
Unilever Capital Corporation,
6.875%, 11-1-05	8,750	9,033,193
		14,408,193

Finance Companies - 1.53%
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects) (U.S. Bank, National Association),
2.47%, 1-10-05	10,000	10,000,000

Furniture and Furnishings - 0.48%
Capo & Sons Corporation (Wachovia Bank, N.A.),
2.49%, 1-6-05	3,180	3,180,000

Health Care - Drugs - 5.46%
GlaxoSmithKline PLC,
7.375%, 4-15-05	2,600	2,637,776
Merck & Co., Inc.,
4.484%, 2-22-05 (A)	33,000	33,148,824
		35,786,600

Health Care - General - 1.70%
ACTS Retirement - Life Communities, Inc., Variable Rate Demand Bonds, Series 2003A,
2.42%, 1-6-05	7,875	7,875,000
Waukesha Health System, Inc., Taxable Adjustable Demand Revenue Bonds, Series 1996,
2.42%, 1-6-05	3,275	3,275,000
		11,150,000

Hospital Supply and Management - 1.03%
Autumn House at Powder Mill, Inc. (Suntrust Bank),
2.40%, 1-6-05	1,450	1,450,000
Meriter Management Services, Inc. (U.S. Bank Milwaukee, National Association),
2.4%, 1-5-05	5,310	5,310,000
		6,760,000

Hotels and Gaming - 0.38%
Waco Investors II of Duluth Limited Partnership Bonds, Series 1995,
2.47%, 1-6-05	2,480	2,480,000

Household - General Products - 1.91%
Procter & Gamble Company (The),
2.42%, 1-6-05	12,500	12,500,000

Insurance - Property and Casualty - 1.97%
MBIA Global Funding, LLC (MBIA Insurance Corporation),
2.37750%, 1-31-05	12,900	12,900,000

Leisure Time Industry - 1.07%
Ansley Golf Club, Inc. (Wachovia Bank, N.A.),
2.49%, 1-6-05	7,010	7,010,000

Multiple Industry - 1.22%
General Electric Capital Corporation,
6.5%, 1-25-05	8,000	8,026,659

Publishing - 1.48%
Gannett Co., Inc.,
4.95%, 4-1-05	9,600	9,669,419

Real Estate Investments Trusts - 0.77%
701 Green Valley Associates, LLC, Taxable Variable Rate Demand Bonds, Series 1997,
2.49%, 1-6-05	2,000	2,000,000
Handy, L.C. (U.S. Bank, National Association),
2.52, 7-1-21	3,060	3,060,000
		5,060,000

Retail - General Merchandise - 2.11%
Target Corporation,
7.5%, 2-15-05	4,510	4,543,442
Wal-Mart Stores, Inc.,
2.29625%, 2-22-05	9,300	9,300,492
		13,843,934

Retail - Specialty Stores - 0.22%
El Dorado Enterprises of Miami, Inc. (Wachovia Bank, N.A.),
2.49%, 1-6-05	1,455	1,455,000

Trucking and Shipping - 0.07%
Volpe Family Partnership, L.P. (Wachovia Bank, N.A.),
2.47%, 1-6-05	430	430,000

Utilities - Telephone - 4.97%
BellSouth Corporation,
4.119%, 4-26-05 (A)	22,600	22,776,174
SBC Communications Inc.,
4.206%, 6-5-05 (A)	9,700	9,780,746
		32,556,920

Total Notes - 41.97%		275,073,862

TOTAL CORPORATE OBLIGATIONS - 58.74%		$385,024,585

(Cost: $385,024,585)

MUNICIPAL OBLIGATIONS

Alabama - 0.60%
The Industrial Development Board of the City of Dothan, Alabama's Taxable Adjustable/Fixed Rate Industrial Revenue Bonds, Series 1999 (Dunbarton Project), (Wachovia Bank),
2.49%, 1-6-05	3,900	3,900,000

California - 6.93%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds:
Air Products and Chemicals, Inc./Wilmington Facility, Taxable Series 1997A,
2.29%, 1-12-05	19,300	19,300,000
Air Products Manufacturing Corporation, Taxable Series 1997A:
2.25%, 1-11-05	7,500	7,500,000
2.29%, 1-12-05	7,000	7,000,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
2.41%, 1-5-05	9,450	9,450,000
California Statewide Communities Development Authority, Variable Rate Demand, Taxable Multifamily Housing Revenue Bonds (La Puenta Apartments), 2001 Series JJ-T (U.S. Bank, National Association),
2.23%, 10-4-04	2,200	2,200,000
		45,450,000

Colorado - 0.20%
Kit Carson County, Colorado, Architectural Development Revenue Bonds (Taxable), (Midwest Farms, L.L.C. Project), Series 1997 (Wells Fargo Bank),
2.42%, 1-6-05	1,300	1,300,000

District of Columbia - 0.42%
District of Columbia Revenue Bonds, American Society for Microbiology Project, Series 1999B (Taxable), (Wachovia Bank),
2.47%, 1-6-05	2,775	2,775,000

Florida - 2.51%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds:
Multi-Tenant Office Building Project, Taxable Series 2004C (Bank of America, N.A.),
2.4%, 1-5-05	8,000	8,000,000
Interdisciplinary Research Building Project, Taxable Series 2004B (Bank of America, N.A.),
2.4%, 1-5-05	2,500	2,500,000
Tallahassee Orthopedic Center, L.C., Incremental Taxable Variable Rate Demand Bonds, Series 2004,
2.42%, 1-6-05	5,925	5,925,000
		16,425,000

Kansas - 1.07%
City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank, National Association),
2.35%, 1-5-05	7,000	7,000,000

Maine - 0.52%
Finance Authority of Maine, Taxable Electric Rate Stabilization Revenue Notes, Series 1998A (Maine Public Service Company), (AMBAC Assurance Corporation),
2.4%, 6-1-08	3,430	3,430,000

Maryland - 4.04%
Mayor and City Council of Baltimore (City of Baltimore, Maryland), General Obligation Bonds, Consolidated Public Improvement Bonds:
Series 2003D (Variable Rate Demand/Taxable),
2.4%, 1-6-05	15,200	15,200,000
Series 2003C (Variable Rate Demand/Taxable),
2.4%, 1-6-05	11,290	11,290,000
		26,490,000

Minnesota - 0.15%
City of Lake City, Minnesota, Taxable Industrial Development Revenue Bonds (Valley Craft, Inc. Project), Series 1997,
2.52%, 1-6-05	1,000	1,000,000

Missouri - 0.35%
City of Bethany, Missouri, Taxable Industrial Development Revenue Bonds (Central Programs, Inc. Project), Series 2002,
2.4%, 1-6-05	2,290	2,290,000

New York - 3.65%
The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale, New York Branch),
2.20%, 1-3-05	13,845	13,845,000
Nassau County Industrial Development Agency, Taxable Variable Rate Demand Revenue Bonds (57 Seaview Realty Associates, LLC 2004 Project), (Wachovia Bank, National Association),
2.42%, 1-6-05	10,060	10,060,000
		23,905,000

Pennsylvania - 0.39%
Berks County Industrial Development Authority,
Federally-Taxable Variable Rate Demand/Fixed
Rate Revenue Bonds (Tray-Pak Corp. Project),
Series B of 2001 (Wachovia Bank),
2.47%, 1-6-05	2,545	2,545,000

Rhode Island - 0.45%
Rhode Island Economic Development Corporation, Taxable Variable Rate Economic Development Revenue Bonds (AAA Southern New England Project), Series 1998 (Wachovia Bank),
2.49%, 1-6-05	2,945	2,945,000

Texas - 1.19%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995:
2.37%, 2-7-05	6,700	6,700,000
2.37%, 1-11-05	1,125	1,125,000
		7,825,000

Washington - 2.54%
Washington State Housing Finance Commission:
Taxable Variable Rate Demand Multifamily Revenue Bonds:
Springfield Meadows Apartments Project, Series 2001B (U.S. Bank, National Association),
2.35%, 1-5-05	4,305	4,305,000
Columbia Heights Retirement Project, Series 2004B
2.6%, 10-1-39	3,400	3,400,000
Brittany Park Project, Series 1996B (Federal National Mortgage Association),
2.48%, 1-6-05	2,955	2,955,000
Taxable Variable Rate Demand Nonprofit Revenue Bonds, Virginia Mason Research Center Project, Series 1997B (U.S. Bank, National Association),
2.47%, 1-6-05	2,145	2,145,000
Country Club Apartments Project, Series 2001B (U.S. Bank, National Association),
2.45%, 8-1-32	1,975	1,975,000
Washington Economic Development Finance Authority, Taxable Variable Rate Demand Industrial Revenue Bonds (Tonkin Building Associates, LLC Project), Series 1997B (U.S. Bank of Washington, National Association),
2.47%, 1-6-05	1,515	1,515,000
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
2.47%, 2-1-12	351	351,000
		16,646,000

Wisconsin - 0.78%
Town of Wood River, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Burnett Dairy Cooperative Project), Series 2001B (U.S. Bank, National Association),
2.35%, 1-5-05	3,800	3,800,000
Village of Oregon, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Five K Partnership and Wisco Industries, Inc. Project), Series 2001B (U.S. Bank, National Association),
2.47%, 1-6-05	1,325	1,325,000
		5,125,000

TOTAL MUNICIPAL OBLIGATIONS - 25.79%		$169,051,000

(Cost: $169,051,000)

UNITED STATES GOVERNMENT SECURITIES

Federal Farm Credit Bank,
2.35%, 10-26-05	5,000	5,000,000
Federal Home Loan Bank:
1.3%, 2-23-05	7,200	7,200,000
1.47%, 3-1-05	10,000	10,000,000
1.3%, 4-27-05	12,100	12,100,000
1.35%, 4-29-05	6,500	6,500,000
1.555%, 5-3-05	6,000	6,000,000
Overseas Private Investment Corporation:
2.35%, 1-5-05	22,782	22,782,125
2.4%, 11-15-13	31,814	31,813,953

TOTAL UNITED STATES GOVERNMENT SECURITIES - 15.47%		$101,396,078

(Cost: $101,396,078)

TOTAL INVESTMENT SECURITIES - 100.00%		$655,471,663

(Cost: $655,471,663)

Notes to Schedule of Investments
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $65,705,744 or 10.03% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Cash Management, Inc.
(Registrant)

By	/s/Kristen A. Richards ---------------------------------------
Kristen A. Richards, Vice President and Secretary

Date March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann ---------------------------------------
Henry J. Herrmann, President and Principal Executive Officer

Date March 1, 2005

By	/s/Theodore W. Howard ---------------------------------------
Theodore W. Howard, Treasurer and Principal Financial Officer

Date March 1, 2005